Affiliated companies and other equity-method investees - Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees (Detail) - Affiliated companies and other equity-method investees [Member] - JPY (¥)
¥ in Millions
	Mar. 31, 2018	Mar. 31, 2017
Subsidiary or Equity Method Investee [Line Items]
Carrying amount	¥ 404,494	¥ 414,563
Fair value	¥ 626,120	¥ 533,213